General and Administration Expenses (Details) - Schedule of general and administration expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
schedule of general and administration expenses [Abstract]
Employees’ cost	$ 3,292,361	$ 2,486,933	$ 2,014,858	$ 1,473,335	$ 1,210,102	$ 287,481
Legal and professional	7,383,335	2,877,264	2,594,801	549,702	177,298	131,313
Sales and marketing	3,026,399	60,389	211,383	70,877	114,682	37,223
Insurance	949,784	937,329	639,345
Rent	166,894	112,306	177,850	10,346	22,325	43,380
Office expenses	409,544	393,187	270,259	248,752	106,943	22,015
Board fees and expenses	356,493	518,278	354,169
Travelling expenses	67,464	15,035	154,336	42,871	5,667	16,544
Repairs and maintenance	545	22,149	247,302	74,542	75,985
Total	$ 15,652,819	$ 7,422,870	$ 6,664,303	$ 2,470,425	$ 1,824,380	$ 574,266